SUBSEQUENT EVENTS	6 Months Ended
Sep. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16– SUBSEQUENT EVENTS

On February 28, 2025, the Company signed a share purchase agreement (the “SPA”) with the stockholders of Bomie Wookoo Inc (“BW” or “Bomie Wookoo”), a corporation organized under the laws of New York. Pursuant to the SPA, the Company agreed to acquire 102 shares of common stock of BW, representing 51% equity interest from BW’s stockholders for a total consideration of $22,440,000 in cash. The transaction was closed on March 28, 2025 with the approval of the Company’s shareholders. On the same date, the Company made the payment of an aggregate of $22,440,000 in cash to the stockholders.

On March 28, 2025, the Company terminated the short-term investments amounted to $27,156,977, and used $22,400,000 to pay for the cash consideration as contemplated in the SPA with BW.

The Company evaluated all events and transactions that occurred after September 30, 2024 through the date of the issuance of the unaudited consolidated financial statements on April 18, 2025 and noted that there were no other material subsequent events.